UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________
FORM 10-D
_________________________
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 1, 2025 to August 31, 2025
_________________________

Commission File Number of issuing entity: 333-113669
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-60418
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

_________________________
Benjamin L. Morgan (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)

Series 2023-A, Class A, Class M, Class B	☐	☐	☒
Series 2024-A, Class A, Class M, Class B	☐	☐	☒
Series 2024-B, Class A	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2025 to August 31, 2025.

The depositor filed its most recent Form ABS-15G on February 7, 2025. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐ No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐ No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐ No ☒

For each of Series 2023-A, Series 2024-A, and Series 2024-B is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period? Yes ☐ No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐ No ☒

On August 1, 2025, World Financial Network Credit Card Master Trust acquired receivables in supplemental accounts pursuant to Assignment No. 17 of Receivables in Supplemental Accounts and Designation No. 20 of Approved Portfolios, dated as of August 1, 2025, among WFN Credit Company, LLC ("WFN Credit"), as transferor, Comenity Bank, as servicer, and U.S. Bank National Association, as trustee (the "Assignment") (filed as Exhibit 99.1 to the Form 8-K filed by WFN Credit (CIK number 0001139552, Commission File No. 333-60418) on August 4, 2025 and incorporated by reference herein). On the Addition Date, the Designated Programs represented an outstanding principal balance of approximately $335 million dollars (as such capitalized terms are defined in the Assignment).

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 10.    Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2023-A, Series 2024-A, and Series 2024-B for the September 15, 2025 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: September 15, 2025	By:	/s/ Wai Chung
	Name:	Wai Chung
	Title:	Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2023-A, Series 2024-A, Series 2024-B for the September 15, 2025 Payment Date.